UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22040

Name of Fund: MLP & Strategic Equity Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer
      (principal executive officer), MLP & Strategic Equity Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                              Shares
Industry                                        Held        Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.3%                    24,087        Precision Castparts Corp.                          $    3,301,364
-----------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 4.1%                92,019        FedEx Corp.                                            10,190,184
-----------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.8%                        61,357        TRW Automotive Holdings Corp. (a)                       2,016,805
-----------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                            70,287        Ford Motor Co. (a)                                        598,142
-----------------------------------------------------------------------------------------------------------------------------
Biotechnology - 21.7%                        297,944        Amgen, Inc. (a)                                        16,011,510
                                             418,746        Genentech, Inc. (a)                                    31,146,327
                                             106,485        Genzyme Corp. (a)                                       6,716,009
                                                                                                               --------------
                                                                                                                   53,873,846
-----------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                       4,770        USG Corp. (a)                                             198,003
-----------------------------------------------------------------------------------------------------------------------------
Capital Markets - 11.4%                      589,759        E*Trade Financial Corp. (a)                            10,922,337
                                              50,112        Franklin Resources, Inc.                                6,382,765
                                              29,252        GFI Group, Inc. (a)                                     2,179,859
                                              24,540        The Goldman Sachs Group, Inc.                           4,621,864
                                             236,269        TD Ameritrade Holding Corp. (a)                         4,004,760
                                                                                                               --------------
                                                                                                                   28,111,585
-----------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                              17,522        The Mosaic Co. (a)                                        658,126
-----------------------------------------------------------------------------------------------------------------------------
Commercial Services &                          3,117        Allied Waste Industries, Inc. (a)                          40,116
Supplies - 1.2%                                2,829        Monster Worldwide, Inc. (a)                               110,020
                                              57,668        Stericycle, Inc. (a)                                    2,764,604
                                                                                                               --------------
                                                                                                                    2,914,740
-----------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 15.1%           1,116,046        Cisco Systems, Inc. (a)                                32,264,890
                                             183,746        Corning, Inc.                                           4,380,505
                                              50,527        Motorola, Inc.                                            858,454
                                                                                                               --------------
                                                                                                                   37,503,849
-----------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 15.8%              150,860        Apple Computer, Inc. (a)                               19,877,314
                                             476,378        Dell, Inc. (a)                                         13,324,293
                                              47,264        EMC Corp. (a)                                             874,857
                                              95,114        NCR Corp. (a)                                           4,966,853
                                                                                                               --------------
                                                                                                                   39,043,317
-----------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 2.3%              8,226        Foster Wheeler Ltd. (a)                                   924,520
                                              63,177        Jacobs Engineering Group, Inc. (a)                      3,893,598
                                              15,717        The Shaw Group, Inc. (a)                                  836,459
                                                                                                               --------------
                                                                                                                    5,654,577
-----------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 9.7%                      159,174        AmeriCredit Corp. (a)                                   3,237,599
                                             294,085        Capital One Financial Corp.                            20,809,455
                                                                                                               --------------
                                                                                                                   24,047,054
-----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.0%                156,407        Pactiv Corp. (a)                                        4,944,025
-----------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 3.8%         158,346        Apollo Group, Inc. Class A (a)                          9,359,832
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.1%          8,282        IntercontinentalExchange, Inc. (a)                      1,251,659
                                              46,948        The NASDAQ Stock Market, Inc. (a)                       1,444,590
                                                                                                               --------------
                                                                                                                    2,696,249
-----------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 59,063        Qwest Communications International Inc. (a)               503,807
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 4.1%                    132,489        Allegheny Energy, Inc. (a)                              6,919,900
                                              86,400        Mirant Corp. (a)                                        3,268,512
                                                                                                               --------------
                                                                                                                   10,188,412
-----------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                       182,638        Agilent Technologies, Inc. (a)                          6,967,640
Instruments - 3.3%                            11,565        Mettler Toledo International, Inc. (a)                  1,100,525
                                                                                                               --------------
                                                                                                                    8,068,165
-----------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 17.4%           35,553        Cameron International Corp. (a)                         2,773,134
                                              52,666        FMC Technologies, Inc. (a)                              4,819,992
                                               1,569        Grant Prideco, Inc. (a)                                    88,021
                                              49,900        Nabors Industries Ltd. (a)                              1,459,076
                                              12,828        National Oilwell Varco, Inc. (a)                        1,540,771

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                              Shares
Industry                                        Held        Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------
                                               8,831        SEACOR Holdings, Inc. (a)                          $      770,240
                                              17,195        Schlumberger Ltd.                                       1,628,710
                                             181,333        Transocean, Inc. (a)                                   19,484,231
                                             191,941        Weatherford International Ltd. (a)                     10,620,095
                                                                                                               --------------
                                                                                                                   43,184,270
-----------------------------------------------------------------------------------------------------------------------------
Food Products - 3.1%                         100,576        Dean Foods Co.                                          2,893,572
                                             155,813        Smithfield Foods, Inc. (a)                              4,839,552
                                                                                                               --------------
                                                                                                                    7,733,124
-----------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                       28,909        Hospira, Inc. (a)                                       1,117,911
Supplies - 5.6%                               30,834        St. Jude Medical, Inc. (a)                              1,330,179
                                             145,914        Zimmer Holdings, Inc. (a)                              11,346,273
                                                                                                               --------------
                                                                                                                   13,794,363
-----------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                       43,046        Cigna Corp.                                             2,222,895
Services - 25.2%                              23,181        Coventry Health Care, Inc. (a)                          1,293,732
                                              54,705        Express Scripts, Inc. (a)                               2,742,362
                                              20,121        Health Net, Inc. (a)                                      996,794
                                              21,508        Humana, Inc. (a)                                        1,378,448
                                              76,452        Laboratory Corp. of America Holdings (a)                5,645,980
                                             121,564        Medco Health Solutions, Inc. (a)                        9,879,506
                                             159,511        UnitedHealth Group, Inc.                                7,725,118
                                             406,619        WellPoint, Inc. (a)                                    30,545,219
                                                                                                               --------------
                                                                                                                   62,430,054
-----------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.1%                  3,329        Cerner Corp. (a)                                          176,004
-----------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 5.6%           3,782        Jack in the Box, Inc. (a)                                 242,010
                                              17,406        Las Vegas Sands Corp. (a)                               1,518,674
                                              31,039        MGM Mirage (a)                                          2,269,261
                                             372,072        Starbucks Corp. (a)                                     9,926,881
                                                                                                               --------------
                                                                                                                   13,956,826
-----------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%                     28,788        Mohawk Industries, Inc. (a)                             2,591,208
-----------------------------------------------------------------------------------------------------------------------------
Household Products - 1.1%                     26,319        Energizer Holdings, Inc. (a)                            2,655,587
-----------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                            11,960        Cognizant Technology Solutions Corp. (a)                  968,521
                                              17,404        DST Systems, Inc. (a)                                   1,320,441
                                                                                                               --------------
                                                                                                                    2,288,962
-----------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                630,677        The AES Corp. (a)                                      12,392,803
Energy Traders - 7.2%                        141,382        NRG Energy, Inc. (a)                                    5,450,276
                                                                                                               --------------
                                                                                                                   17,843,079
-----------------------------------------------------------------------------------------------------------------------------
Insurance - 7.6%                             269,850        American International Group, Inc.                     17,318,973
                                              84,846        Conseco, Inc. (a)                                       1,543,349
                                                                                                               --------------
                                                                                                                   18,862,322
-----------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 6.9%          114,470        eBay, Inc. (a)                                          3,708,828
                                              26,309        Google, Inc. Class A (a)                               13,417,590
                                                                                                               --------------
                                                                                                                   17,126,418
-----------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.6%         76,065        Thermo Fisher Scientific, Inc. (a)                      3,971,354
-----------------------------------------------------------------------------------------------------------------------------
Machinery - 2.0%                              58,942        Danaher Corp.                                           4,401,788
                                               7,655        Terex Corp. (a)                                           660,244
                                                                                                               --------------
                                                                                                                    5,062,032
-----------------------------------------------------------------------------------------------------------------------------
Media - 23.7%                                968,856        Comcast Corp. Class A (a)                              25,451,847
                                             282,464        The DIRECTV Group, Inc. (a)                             6,330,018
                                             150,692        EchoStar Communications Corp. Class A (a)               6,372,765
                                             625,751        Walt Disney Co.                                        20,649,783
                                                                                                               --------------
                                                                                                                   58,804,413
-----------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 18.2%                     369,174        Kohl's Corp. (a)                                       22,445,779
                                             164,932        Sears Holdings Corp. (a)                               22,561,048
                                                                                                               --------------
                                                                                                                   45,006,827
-----------------------------------------------------------------------------------------------------------------------------

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

                                              Shares
Industry                                        Held        Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.1%                    158,115        Xerox Corp. (a)                                    $    2,760,688
-----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.4%             4,349        Forest Oil Corp. (a)                                      176,004
                                             120,284        Newfield Exploration Co. (a)                            5,779,646
                                                                                                               --------------
                                                                                                                    5,955,650
-----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.3%                        81,941        Forest Laboratories, Inc. (a)                           3,294,028
-----------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                21,689        Lam Research Corp. (a)                                  1,254,492
Equipment - 0.5%
-----------------------------------------------------------------------------------------------------------------------------
Software - 12.5%                              72,065        Adobe Systems, Inc. (a)                                 2,903,499
                                              27,011        Autodesk, Inc. (a)                                      1,144,456
                                             166,786        Electronic Arts, Inc. (a)                               8,112,471
                                              26,685        Intuit, Inc. (a)                                          764,258
                                             941,999        Oracle Corp. (a)                                       18,011,021
                                                                                                               --------------
                                                                                                                   30,935,705
-----------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 6.2%                       89,902        AutoNation, Inc. (a)                                    1,751,291
                                             287,236        Bed Bath & Beyond, Inc. (a)                             9,949,855
                                             144,827        Office Depot, Inc. (a)                                  3,614,882
                                                                                                               --------------
                                                                                                                   15,316,028
-----------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                    38,606        American Tower Corp. Class A (a)                        1,608,326
Services - 2.3%                               59,172        Crown Castle International Corp. (a)                    2,144,985
                                              16,931        Leap Wireless International, Inc. (a)                   1,496,700
                                               6,287        NII Holdings, Inc. (a)                                    528,234
                                                                                                               --------------
                                                                                                                    5,778,245
-----------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks
                                                            (Cost - $653,065,589) - 252.1%                        624,653,761
-----------------------------------------------------------------------------------------------------------------------------

                                               Units
                                                Held        Master Limited Partnerships and MLP Affiliates
-----------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.2%            12,700        Universal Compression Partners LP                         488,696
-----------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.9%                          45,700        Amerigas Partners LP                                    1,677,647
                                              52,800        Ferrellgas Partners LP                                  1,253,472
                                             120,000        Spectra Energy Partners LP (a)                          3,528,000
                                              66,400        Suburban Propane Partners LP                            3,187,864
                                                                                                               --------------
                                                                                                                    9,646,983
-----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 55.3%           79,470        Alliance Resource Partners LP                           3,218,535
                                             125,500        Atlas Energy Resources LLC                              4,273,275
                                              35,500        Atlas Pipeline Holdings LP                              1,521,175
                                              94,300        Boardwalk Pipeline Partners LP                          3,418,375
                                              63,070        BreitBurn Energy Partners LP                            2,235,832
                                              96,130        Buckeye Partners LP                                     5,178,523
                                              48,800        Calumet Specialty Products Partners LP                  2,552,728
                                              44,080        Capital Product Partners LP                             1,425,106
                                             136,400        Cheniere Energy Partners LP                             2,535,676
                                              12,200        Constellation Energy Partners LLC                         597,800
                                             101,650        Copano Energy LLC                                       4,262,185
                                              37,600        Crosstex Energy LP                                      1,367,888
                                              45,800        DCP Midstream Partners LP                               2,285,420
                                              52,890        Duncan Energy Partners LP                               1,398,412
                                              32,120        EV Energy Partner LP                                    1,304,393
                                              41,000        Eagle Rock Energy Partners LP                           1,061,490
                                              18,400        Enbridge Energy Management LLC (c)                      1,027,824
                                              43,000        Enbridge Energy Partners LP                             2,391,230
                                              94,930        Energy Transfer Equity LP                               3,661,450
                                             140,000        Energy Transfer Partners LP                             7,812,000
                                             452,000        Enterprise Products Partners LP                        14,057,200

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)


                                               Units
Industry                                        Held        Master Limited Partnerships and MLP Affiliates          Value
-----------------------------------------------------------------------------------------------------------------------------
                                              32,600        Genesis Energy LP                                  $    1,147,520
                                              25,900        Global Partners LP                                      1,030,820
                                               7,000        Hiland Partners LP                                        418,250
                                              28,900        Holly Energy Partners LP                                1,510,025
                                              92,300        Inergy LP                                               3,268,343
                                              21,540        K-Sea Transportation Partners LP                          975,977
                                             242,056        Kinder Morgan Management LLC (c)                       12,078,609
                                              54,370        Legacy Reserves LP                                      1,353,813
                                               6,000        Magellan Midstream Partners LP                            271,860
                                              88,030        MarkWest Energy Partners LP                             3,169,080
                                              33,760        Martin Midstream Partners LP                            1,377,408
                                              31,900        Natural Resource Partners LP                            1,189,232
                                              56,300        Nustar Energy LP                                        3,687,650
                                              53,700        Penn Virginia Resource Partners LP                      1,651,812
                                             121,600        Plains All American Pipeline LP                         7,636,480
                                             111,980        Regency Energy Partners LP                              3,773,726
                                              35,000        SemGroup Energy Partners LP (a)                         1,060,500
                                              68,990        Sunoco Logistics Partners LP                            4,057,302
                                              53,200        TC PipeLines LP                                         2,086,504
                                             159,000        TEPPCO Partners LP                                      6,927,630
                                              71,500        Targa Resources Partners LP                             2,405,260
                                              74,100        Teekay LNG Partners LP                                  2,626,845
                                              37,000        Teekay Offshore Partners LP                             1,293,520
                                              28,800        Transmontaigne Partners LP                              1,003,968
                                              39,410        U.S. Shipping Partners LP                                 787,412
                                              52,400        Williams Partners LP                                    2,532,492
                                                                                                               --------------
                                                                                                                  136,908,555
-----------------------------------------------------------------------------------------------------------------------------
                                                            Total Master Limited Partnerships and MLP
                                                            Affiliates (Cost - $149,881,488) - 59.4%              147,044,234
-----------------------------------------------------------------------------------------------------------------------------

                                              Shares
                                                Held        Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------
                                         128,071,265        SSgA Prime Money Market Fund, 5.18% (b)               128,071,265
-----------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost - $128,071,265) - 51.7%                         128,071,265
-----------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost - $931,018,342*) - 363.2%     899,769,260

                                                            Liabilities in Excess of Other Assets - (263.2%)    (652,015,543)
                                                                                                               --------------
                                                            Net Assets - 100.0%                                $  247,753,717
                                                                                                               ==============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 931,018,342
                                                                  =============
      Gross unrealized appreciation                               $   1,119,097
      Gross unrealized depreciation                                 (32,368,179)
                                                                  -------------
      Net unrealized depreciation                                 $ (31,249,082)
                                                                  =============

(a)   Non-income producing security.
(b)   Represents the current yield as of July 31, 2007.
(c) Represents a pay-in-kind security which may pay dividends in additional units.
o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)        (in U.S. dollars)

o     Variable prepaid forward contracts as of July 31, 2007 were as follows:

      ---------------------------------------------------------------------------------------------------------------------------
         Notional                                                                                Valuation
          Amount           Issue (a)                                  Counterparty                  Date               Value
      ---------------------------------------------------------------------------------------------------------------------------
      $183,000,279         Basket of Securities                       Banc of America, NA        7/18/2008        $ (169,875,682)
      $ 50,001,141         Basket of Securities, Tranche 1            HSBC Bank USA, NA          7/18/2008           (46,631,064)
      $ 50,001,141         Basket of Securities, Tranche 2            HSBC Bank USA, NA          7/19/2008           (46,631,064)
      $ 50,001,141         Basket of Securities, Tranche 3            HSBC Bank USA, NA          7/20/2008           (46,631,064)
      $ 50,001,141         Basket of Securities, Tranche 4            HSBC Bank USA, NA          7/21/2008           (46,631,064)
      $ 50,001,141         Basket of Securities, Tranche 5            HSBC Bank USA, NA          7/22/2008           (46,631,065)
      $ 44,000,000         Basket of Securities, Tranche 1            HSBC Bank USA, NA          7/29/2008           (43,560,000)
      $ 44,000,000         Basket of Securities, Tranche 2            HSBC Bank USA, NA          7/30/2008           (43,560,000)
      $ 44,000,000         Basket of Securities, Tranche 3            HSBC Bank USA, NA          7/31/2008           (43,560,000)
      $ 44,000,000         Basket of Securities, Tranche 4            HSBC Bank USA, NA          8/01/2008           (43,560,000)
      $ 44,000,000         Basket of Securities, Tranche 5            HSBC Bank USA, NA          8/04/2008           (43,560,000)
      ---------------------------------------------------------------------------------------------------------------------------
      Total  (Proceeds - $646,475,925)                                                                            $ (620,831,003)
                                                                                                                  ===============

(a)   Non-income producing securities.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    MLP & Strategic Equity Fund Inc.

Date: September 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    MLP & Strategic Equity Fund Inc.

Date: September 19, 2007


By: /s/ James E. Hillman
    ---------------------------------
    James E. Hillman,
    Chief Financial Officer (principal financial officer) of
    MLP & Strategic Equity Fund Inc.

Date: September 19, 2007